SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION UNDER OPERATING LEASE (Details)	Jun. 30, 2023	Dec. 31, 2022
Leases
Weighted average discount rate	8.00%	8.00%
Weighted average remaining lease term (years)	8 months 12 days	1 year 2 months 1 day